John Hancock
Global Equity Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Shares	Value
Common stocks 95.9%		$719,009,879
(Cost $618,552,916)
France 11.8%		88,762,194
Air Liquide SA	131,249	19,108,768
Capgemini SE	82,680	14,948,398
Carrefour SA	440,066	7,533,283
Cie Generale des Etablissements Michelin SCA	332,255	9,360,463
Sanofi	85,644	7,736,196
Thales SA	63,177	8,081,960
TotalEnergies SE	351,888	21,993,126
Ireland 4.5%		33,805,084
Accenture PLC, Class A	63,243	19,031,716
CRH PLC	368,899	14,773,368
Japan 7.3%		54,690,247
FANUC Corp.	71,104	10,691,270
Mitsubishi Estate Company, Ltd.	766,278	10,820,277
Sumitomo Mitsui Financial Group, Inc.	567,900	19,274,949
Tokyo Electric Power Company Holdings, Inc. (A)	3,811,200	13,903,751
Netherlands 5.4%		40,188,053
Heineken NV	82,557	7,645,955
ING Groep NV	1,118,859	13,568,265
Koninklijke Ahold Delhaize NV	357,729	10,425,022
Stellantis NV	541,903	8,548,811
Spain 1.0%		7,430,962
Amadeus IT Group SA (A)	137,438	7,430,962
Switzerland 4.0%		30,109,881
Chubb, Ltd.	69,707	15,306,960
Roche Holding AG	45,321	14,802,921
United Kingdom 4.2%		31,263,755
Amcor PLC	375,340	4,635,449
Amcor PLC, CHESS Depositary Interest	1,189,982	14,613,682
Reckitt Benckiser Group PLC	167,419	12,014,624
United States 57.7%		432,759,703
Alphabet, Inc., Class A (A)	361,600	36,517,984
Apple, Inc.	147,480	21,831,464
Arthur J. Gallagher & Company	76,337	15,199,460
AutoZone, Inc. (A)	3,511	9,054,869
Bank of America Corp.	381,571	14,442,462
Cisco Systems, Inc.	358,515	17,825,366
ConocoPhillips	163,594	20,205,495
Corteva, Inc.	283,389	19,032,405
Electronic Arts, Inc.	123,462	16,146,360
Intercontinental Exchange, Inc.	111,404	12,066,167
Johnson & Johnson	143,287	25,505,086
Microsoft Corp.	173,801	44,343,589
Oracle Corp.	307,134	25,501,336
Otis Worldwide Corp.	283,362	22,127,739
Philip Morris International, Inc.	231,775	23,101,014
T-Mobile US, Inc. (A)	100,422	15,209,916
UnitedHealth Group, Inc.	38,829	21,268,973
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Vertex Pharmaceuticals, Inc. (A)	23,397	$7,402,811
Visa, Inc., Class A	92,416	20,054,272
Walmart, Inc.	77,809	11,859,648
Waste Management, Inc.	92,784	15,561,732

Wells Fargo & Company	385,851	18,501,555
Preferred securities 2.7%		$20,138,886
(Cost $21,262,268)
South Korea 2.7%		20,138,886
Samsung Electronics Company, Ltd.	468,328	20,138,886

	Yield (%)	Shares	Value
Short-term investments 1.2%			$8,828,202
(Cost $8,828,202)
Short-term funds 1.2%			8,828,202
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.5714(B)	8,828,202	8,828,202

Total investments (Cost $648,643,386) 99.8%	$747,976,967
Other assets and liabilities, net 0.2%	1,869,877
Total net assets 100.0%	$749,846,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-22.
The fund had the following sector composition as a percentage of net assets on 11-30-22:
Information technology	25.5%
Financials	14.4%
Health care	10.2%
Consumer staples	9.7%
Materials	9.7%
Communication services	9.1%
Industrials	7.5%
Energy	5.6%
Consumer discretionary	3.6%
Utilities	1.9%
Real estate	1.4%
Short-term investments and other	1.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$88,762,194	—	$88,762,194	—
Ireland	33,805,084	$19,031,716	14,773,368	—
Japan	54,690,247	—	54,690,247	—
Netherlands	40,188,053	—	40,188,053	—
Spain	7,430,962	—	7,430,962	—
Switzerland	30,109,881	15,306,960	14,802,921	—
United Kingdom	31,263,755	4,635,449	26,628,306	—
United States	432,759,703	432,759,703	—	—
Preferred securities	20,138,886	—	20,138,886	—
Short-term investments	8,828,202	8,828,202	—	—
Total investments in securities	$747,976,967	$480,562,030	$267,414,937	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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